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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                               -----------------

                                   Form 13F

                               -----------------

                                13F COVER PAGE

Report for the Calendar Year or Quarter Ended: MARCH 31, 2010

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     BURGUNDY ASSET MANAGEMENT LTD
Address:  181 BAY STREET, SUITE 4510
          BAY WELLINGTON TOWER, BROOKFIELD PLACE
          TORONTO, ONTARIO M5J 2T3

Form 13F File Number: 28-11129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: FRANCA DEBARTOLO
Title: VICE PRESIDENT & CCO
Phone:(416) 640-2678

Signature, Place, and Date of Signing:

/s/ Franca DeBartolo       Toronto, Ontario Canada       May 12, 2010
---------------------   -----------------------------    -------------
[Signature]                     [City, State]               [Date]

Report Type (Check only one.):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:[If there are no entries in this list, omit this section.]

 Form 13F File Number    Name
 28-____________         -----------------------------------------------------
 [Repeat as necessary.]

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

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     106

Form 13F Information Table Value Total:     3,093,129
                                         ----------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                     SHRS OR                               VOTING AUTHORITY
                       TITLE OF               VALUE    PRN   SH/ PUT/ INVESTMENT  OTHER   -------------------
NAME OF ISSUER          CLASS       CUSIP    (X1000)   AMT   PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
--------------        ---------- ----------- ------- ------- --- ---- ---------- -------- ------- ------ ----
3M Co.                COM        88579Y 10 1     836   10000 SH          SOLE               10000
Abbott
  Laboratories        COM          2824 10 0   32979  626028 SH          SOLE              626028
Activision Blizzard
  Inc.                COM        00507V 10 9   23438 1943414 SH          SOLE             1943414
Altria Group Inc.     COM        02209S 10 3   28511 1389411 SH          SOLE             1389411
AmerisourceBergen
  Corp.               COM         3073E 10 5   40304 1393633 SH          SOLE             1393633
Arbitron Inc.         COM        03875Q 10 8   17914  671960 SH          SOLE              671960
Ares Capital Corp.    COM        04010L 10 3   36447 2455991 SH          SOLE             2455991
Arthur J.
  Gallagher & Co.     COM        363576 10 9   19537  795798 SH          SOLE              795798
Automatic Data
  Processing Inc.     COM         53015 10 3   16708  375710 SH          SOLE              375710
Bank of Montreal      COM         63671 10 1     607   10000 SH          SOLE               10000
Bank of Nova
  Scotia              COM         64149 10 7  108363 2163095 SH          SOLE             2163095
Barrick Gold Corp.    COM         67901 10 8     330    8600 SH          SOLE                8600
Baxter International
  Inc.                COM         71813 10 9   33778  580375 SH          SOLE              580375
Becton, Dickinson
  and Co.             COM         75887 10 9   39164  497446 SH          SOLE              497446
Berkshire
  Hathaway Inc.       CL A        84670 10 8   33130     272 SH          SOLE                 272
Berkshire
  Hathaway Inc.       CL B        84670 70 2    1255   15446 SH          SOLE               15446
Brown & Brown
  Inc.                COM        115236 10 1   28460 1588176 SH          SOLE             1588176
Canadian National
  Railway Co.         COM        136375 10 2   33541  552648 SH          SOLE              552648
Canadian Natural
  Resources Ltd.      COM        136385 10 1   80903 1093103 SH          SOLE             1093103
Canadian Pacific
  Railway Ltd.        COM        13645T 10 0   97638 1732451 SH          SOLE             1732451
Cenovus Energy
  Inc.                COM        15135U 10 9   47624 1823161 SH          SOLE             1823161
Citigroup Inc.        COM        172967 10 1     405  100000 SH          SOLE              100000
Copart, Inc.          COM        217204 10 6   11657  327444 SH          SOLE              327444
Corporate
  Executive Board
  Co.                 COM        21988R 10 2   23756  893412 SH          SOLE              893412
Corus
  Entertainment       COM CL B
  Inc.                NON VTG    220874 10 1   98837 5057075 SH          SOLE             5057075
CoStar Group Inc.     COM        22160N 10 9    5976  143941 SH          SOLE              143941
DealerTrack
  Holdings Inc.       COM        242309 10 2   14281  836115 SH          SOLE              836115
Dentsply
  International Inc.  COM        249030 10 7   17809  511011 SH          SOLE              511011
Dollar Financial
  Corp.               COM        256664 10 3   25893 1076188 SH          SOLE             1076188
Double-Take
  Software Inc.       COM        258598 10 1   19843 2227018 SH          SOLE             2227018
Dun & Bradstreet
  Corp.               COM        26483E 10 4    1947   26161 SH          SOLE               26161
Eaton Vance
  Floating-Rate
  Income Trust        COM        278279 10 4    3152  199851 SH          SOLE              199851
EchoStar Corp.        CL A       278768 10 6   28447 1402701 SH          SOLE             1402701
Emerson Electric
  Co.                 COM        291011 10 4   22011  437254 SH          SOLE              437254
Enbridge Inc.         COM        29250N 10 5     270    5660 SH          SOLE                5660
EnCana Corp.          COM        292505 10 4   57537 1849277 SH          SOLE             1849277
Equifax Inc.          COM        294429 10 5   80367 2244882 SH          SOLE             2244882
Expedia Inc.          COM        30212P 10 5   48969 1961907 SH          SOLE             1961907
Exxon Mobil Corp.     COM        30231G 10 2   32331  482701 SH          SOLE              482701
FirstService Corp.    SUB VTG SH 33761N 10 9   37192 1628163 SH          SOLE             1628163
General Electric
  Co.                 COM        369604 10 3     910   50000 SH          SOLE               50000
Gladstone
  Investment Corp.    COM        376546 10 7   10974 1835163 SH          SOLE             1835163
Graco Inc.            COM        384109 10 4   11707  365851 SH          SOLE              365851
HCC Insurance
  Holdings Inc.       COM        404132 10 2   21345  773378 SH          SOLE              773378
Hilltop Holdings
  Inc.                COM        432748 10 1   17953 1527928 SH          SOLE             1527928
IAC/
  InterActiveCorp     COM        44919P 50 8   25133 1105223 SH          SOLE             1105223
Iconix Brand Group
  Inc.                COM        451055 10 7   30787 2004385 SH          SOLE             2004385
Infogroup Inc.        COM        45670G 10 8   10426 1336711 SH          SOLE             1336711
Interactive Data
  Corp.               COM        45840J 10 7   44009 1375279 SH          SOLE             1375279
iShares iBoxx High
  Yield Corporate
  Bond Fund           COM        464288 51 3    2521   28526 SH          SOLE               28526
Johnson & Johnson
  Inc.                COM        478160 10 4   51676  792576 SH          SOLE              792576
Kayne Anderson
  Energy
  Development Co.     COM        48660Q 10 2   11302  699401 SH          SOLE              699401
Kimberly-Clark
  Corp.               COM        494368 10 3   17508  278443 SH          SOLE              278443
Kraft Foods Inc.      COM        50075N 10 4     454   15000 SH          SOLE               15000
Laboratory
  Corporation of
  America
  Holdings            COM        50540R 40 9    4704   62131 SH          SOLE               62131
Lender Processing
  Services Inc.       COM        52602E 10 2   33027  874890 SH          SOLE              874890
Lockheed Martin
  Corp.               COM        539830 10 9   31226  375221 SH          SOLE              375221
Lorillard Inc.        COM        544147 10 1   48482  644362 SH          SOLE              644362
M&T Bank Corp.        COM        55261F 10 4     259    3259 SH          SOLE                3259
Madison Square
  Garden Inc.         COM        55826P 10 0   24912 1146428 SH          SOLE             1146428
MarketAxess
  Holdings Inc.       COM        57060D 10 8   39063 2483369 SH          SOLE             2483369
McCormick & Co.,
  Inc.                COM        579780 20 6   17638  459799 SH          SOLE              459799
McDonald's Corp.      COM        580135 10 1   30051  450404 SH          SOLE              450404
McGraw-Hill
  Companies, Inc.     COM        580645 10 9     279    7834 SH          SOLE                7834
Merck & Co., Inc.     COM        58933Y 10 5    1501   40191 SH          SOLE               40191
Microsoft Corp.       COM        594918 10 4   55895 1909624 SH          SOLE             1909624
Monsanto Co.          COM        61166W 10 1   19384  271415 SH          SOLE              271415
Moody's Corp.         COM        615369 10 5    4147  139394 SH          SOLE              139394
Move Inc.             COM        62458M 10 8   11583 5542303 SH          SOLE             5542303
MSCI Inc.             COM        55354G 10 0   12343  341907 SH          SOLE              341907
NGP Capital
  Resources Co.       COM        62912R 10 7    7813  917065 SH          SOLE              917065
Nutraceutical
  International
  Corp.               COM        67060Y 10 1   10697  715995 SH          SOLE              715995
Omnicom Group
  Inc.                COM        681919 10 6   36808  948423 SH          SOLE              948423
Oracle Corp.          COM        68389X 10 5   50688 1973052 SH          SOLE             1973052
Patterson-UTI
  Energy Inc.         COM        703481 10 1    2424  173545 SH          SOLE              173545
Penn Millers
  Holdings Corp.      COM        707561 10 6     241   19857 SH          SOLE               19857
PepsiCo Inc.          COM        713448 10 8   42327  639760 SH          SOLE              639760
Pfizer Inc.           COM        717081 10 3     400 23329.3 SH          SOLE             23329.3
Pharmaceutical
  Product
  Development,
  Inc.                COM        717124 10 1    9488  399497 SH          SOLE              399497
Philip Morris
  International Inc.  COM        718172 10 9   38302  734320 SH          SOLE              734320
Prestige Brands
  Holdings Inc.       COM        74112D 10 1    8003  889212 SH          SOLE              889212
Procter & Gamble
  Co.                 COM        742718 10 9   33429  528360 SH          SOLE              528360
Psychemedics
  Corp.               COM        744375 20 5     148   19335 SH          SOLE               19335
QUALCOMM Inc.         COM        747525 10 3   27498  655344 SH          SOLE              655344
Riskmetrics Group
  Inc.                COM        767735 10 3   25456 1125886 SH          SOLE             1125886
Ritchie Bros.
  Auctioneers Inc.    COM        767744 10 5   14223  660610 SH          SOLE              660610
Rogers
  Communications
  Inc.                CL B       775109 20 0   59350 1737639 SH          SOLE             1737639
Royal Bank of
  Canada              COM        780087 10 2    2400   41000 SH          SOLE               41000
Solera Holdings
  Inc.                COM        83421A 10 4   17198  444962 SH          SOLE              444962
SPDR Barclays
  Capital High
  Yield Bond ETF      COM        78464A 41 7    2587   65025 SH          SOLE               65025
Sun Life Financial
  Inc.                COM        866796 10 5  107030 3327339 SH          SOLE             3327339
Suncor Energy Inc.    COM        867224 10 7  108373 3332354 SH          SOLE             3332354
TFS Financial
  Corp.               COM        87240R 10 7   32041 2400107 SH          SOLE             2400107
Thomson Reuters
  Corp.               COM        884903 10 5  167139 4592902 SH          SOLE             4592902
Tim Hortons Inc.      COM        88706M 10 3  147629 4535346 SH          SOLE             4535346
Time Warner Inc.      COM        887317 30 3     213    6800 SH          SOLE                6800
Toronto-Dominion
  Bank                COM        891160 50 9  141792 1902376 SH          SOLE             1902376
Ultra Petroleum
  Corp.               COM        903914 10 9   29686  636619 SH          SOLE              636619
United
  Technologies
  Corp.               COM        913017 10 9   34281  465715 SH          SOLE              465715
US Gold Corp.         COM        912023 20 7      27   10000 SH          SOLE               10000
Viacom Inc.           CL A       92553P 10 2     395   10782 SH          SOLE               10782
Wal-Mart Stores
  Inc.                COM        931142 10 3     612   11000 SH          SOLE               11000
Walt Disney Co.       COM        254687 10 6   17876  512049 SH          SOLE              512049
Washington Post
  Co.                 CL B       939640 10 8   16216   36507 SH          SOLE               36507
Wesco Financial
  Corp.               COM        950817 10 6    2750    7134 SH          SOLE                7134
Western Union Co.     COM        959802 10 9   54241 3198197 SH          SOLE             3198197
                                       TOTAL 3093129                              COUNT       106